SUBSEQUENT EVENTS	6 Months Ended
Mar. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
15.	SUBSEQUENT EVENTS
On April 23, 2021, the Company entered into a share charge agreement with Shanghai Huarui Bank Co., Ltd. (“Huarui”) (the “Agreement”). Pursuant to the Agreement, the Company has charged 77,100,000 Class A ordinary shares of the Company, which are treasury shares of the Company, and other property in connection with these shares as set forth in the Agreement (collectively, the “Charged Property”), to Huarui (the “Charge”). The Charge is to secure the payment and other obligations of the Company’s subsidiaries, as borrowers, under certain loan agreements with Huarui, as lender, with an aggregate outstanding principal amount of RMB383.3 million. If an event of default occurs under these loan agreements, subject to the terms in the Agreement, Huarui will be authorized to arrange for the Charged Property to be registered in the name of Huarui or its nominee, and will be entitled to exercise all voting and/or consensual powers pertaining to the Charged Property following the transfer of the legal title of the Charged Property to Huarui or its nominee.
On July 22, 2020, the Company entered into a series of asset purchase agreements with Great Alliance Coliving Limited. and its affiliates (the “Sellers”) to acquire assets, including approximately 72,000 apartment rental contracts with leasehold improvements attached to it, and trademarks of Beautiful House. As of March 31, 2021, the outstanding payable consisted of cash consideration payable of $23,200 (equivalent of RMB 165,808) and share consideration of RMB 289,733 which were recorded in the account of “Payable for asset acquisition” and “additional paid-in capital”, respectively. In May 2021, the Company settled both cash consideration payable and share consideration payable by delivering 186,375,850 ordinary shares to the Sellers. The Sellers are entitled to trade the ordinary shares in open market. In addition, among the
186,375,850
shares delivered, 57,786,458 ordinary shares will oblige the Company to make up the shortfall if the cash collected by the Sellers are lower than $0.4014 per share, and the Company will repurchase
 20,860,749
ordinary shares at per share cost of
 $0.4015 in instalments if the Sellers do not trade in open market.
The Group evaluated subsequent events through July 26, 2021, the date on which these financial statements were issued, and the management determined that other than those that have been disclosed in the consolidated financial statements and subsequent events disclosed above, no subsequent events that require recognition and disclosure in the consolidated financial statements.